UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim SecureFoundation® Lifetime Asset Allocation Portfolios

(Classes G, G1 and L)

Semi-Annual Report

June 29, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolios. Such offering is made only by the prospectus of the Portfolios, which includes details as to offering price and other information.

Maxim SecureFoundation® Lifetime 2015 Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	35.64%
Fixed Interest Contract	5.50%
International Equity	16.49%
Large-Cap Equity	24.88%
Mid-Cap Equity	10.67%
Small-Cap Equity	6.82%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/11-6/29/12)
Class G
Actual	$1,000.00	$1,050.80	$1.95

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.83	$1.92

Class G1
Actual	$1,000.00	$1,049.90	$2.46

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.33	$2.43

Class L
Actual	$1,000.00	$1,048.80	$3.28

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.53	$3.23

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.39% for the Class G shares, 0.49% for the Class G1 shares and 0.64% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.27%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundation® Lifetime 2020 Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	35.69%
Fixed Interest Contract	5.51%
International Equity	16.48%
Large-Cap Equity	24.86%
Mid-Cap Equity	10.67%
Small-Cap Equity	6.79%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class G
Actual	$1,000.00	$1,051.90	$1.95

Hypothetical

(5% return before expenses)	$1,000.00	$1,022.83	$1.92

Class G1
Actual	$1,000.00	$1,049.30	$2.46

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.33	$2.43

Class L
Actual	$1,000.00	$1,049.40	$3.18

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.63	$3.13

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.28% for the Class G shares, 0.48% for the Class G1 shares and 0.63% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.26%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundation® Lifetime 2025 Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	31.29%
Fixed Interest Contract	3.53%
International Equity	19.12%
Large-Cap Equity	26.76%
Mid-Cap Equity	11.46%
Small-Cap Equity	7.84%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class G
Actual	$1,000.00	$1,053.60	$2.05

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.73	$2.02

Class G1
Actual	$1,000.00	$1,052.90	$2.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.23	$2.53

Class L
Actual	$1,000.00	$1,052.90	$3.28

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.53	$3.23

*Expenses are equal to the Portfolio's annualized expense ratio of 0.40% for the Class G shares, 0.50% for the Class G1 shares and 0.65% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.28%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundation® Lifetime 2030 Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	21.99%
Fixed Interest Contract	1.68%
International Equity	23.76%
Large-Cap Equity	30.03%
Mid-Cap Equity	12.90%
Small-Cap Equity	9.64%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class G
Actual	$1,000.00	$1,058.20	$2.06

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.73	$2.02

Class G1
Actual	$1,000.00	$1,057.20	$2.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.23	$2.53

Class L
Actual	$1,000.00	$1,058.20	$3.40

Hypothetical

(5% return before expenses)	$1,000.00	$1,021.43	$3.34

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.41% for the Class G shares, 0.51% for the Class G1 shares and 0.66% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.29%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundation® Lifetime 2035 Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	14.43%
Fixed Interest Contract	0.64%
International Equity	27.80%
Large-Cap Equity	32.10%
Mid-Cap Equity	13.81%
Small-Cap Equity	11.22%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class G
Actual	$1,000.00	$1,061.40	$2.16

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.63	$2.12

Class G1
Actual	$1,000.00	$1,060.70	$2.68

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.13	$2.63

Class L
Actual	$1,000.00	$1,060.30	$3.40

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.43	$3.34

*Expenses are equal to the Portfolio's annualized expense ratio of 0.42% for the Class G shares, 0.52% for the Class G1 shares and 0.67% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.30%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundation® Lifetime 2040 Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	10.39%
Fixed Interest Contract	0.14%
International Equity	30.74%
Large-Cap Equity	32.55%
Mid-Cap Equity	13.97%
Small-Cap Equity	12.21%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class G
Actual	$1,000.00	$1,062.70	$2.17

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.63	$2.12

Class G1
Actual	$1,000.00	$1,062.50	$2.68

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.13	$2.63

Class L
Actual	$1,000.00	$1,062.50	$3.40

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.43	$3.34

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.42% for the Class G shares, 0.52% for the Class G1 shares and 0.67% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.30%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundation® Lifetime 2045 Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments

Bond	8.72%
International Equity	32.95%
Large-Cap Equity	31.75%
Mid-Cap Equity	13.67%
Small-Cap Equity	12.91%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value	Ending Account Value	Expenses Paid During Period*

	(1/1/12)	(6/29/12)	(1/1/12-6/29/12)
Class G
Actual	$1,000.00	$1,063.00	$2.17

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.63	$2.12

Class G
Actual	$1,000.00	$1,062.40	$2.68

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.13	$2.63

Class L
Actual	$1,000.00	$1,062.10	$3.40

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.43	$3.34

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.42% for the Class G shares, 0.52% for the Class G1 shares and 0.67% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.30%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundation® Lifetime 2050 Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	8.21%
International Equity	34.58%
Large-Cap Equity	30.72%
Mid-Cap Equity	13.17%
Small-Cap Equity	13.32%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class G
Actual	$1,000.00	$1,061.80	$2.16

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.63	$2.12

Class G1
Actual	$1,000.00	$1,063.00	$2.68

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.13	$2.63

Class L
Actual	$1,000.00	$1,061.70	$3.50

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.33	$3.44

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.43% for the Class G shares, 0.53% for the Class G1 shares and 0.68% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.31%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim SecureFoundation® Lifetime 2055 Portfolio

Summary of Investments by Asset Class as of June 29, 2012

Asset Class	% of Portfolio Investments
Bond	7.88%
International Equity	36.31%
Large-Cap Equity	29.41%
Mid-Cap Equity	12.64%
Small-Cap Equity	13.76%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/12)	Ending Account Value (6/29/12)	Expenses Paid During Period* (1/1/12-6/29/12)
Class G
Actual	$1,000.00	$1,062.10	$2.17

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.63	$2.12

Class G1
Actual	$1,000.00	$1,062.00	$2.68

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.13	$2.63

Class L
Actual	$1,000.00	$1,062.00	$3.51

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.33	$3.44

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.43% for the Class G shares, 0.53% for the Class G1 shares and 0.68% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/366 days to reflect the one-half year period. The Portfolio’s annualized expense ratio includes expenses borne directly by the class plus the Portfolio’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.31%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION® LIFETIME 2015 PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,221,244	Maxim Bond Index Portfolio Initial Class(a)	$17,060,783

TOTAL BOND MUTUAL FUNDS — 35.65% (Cost $16,594,747)		$17,060,783

EQUITY MUTUAL FUNDS
807,695	Maxim International Index Portfolio Initial Class(a)	6,938,097
967,454	Maxim S&P 500® Index Portfolio Initial Class(a)	11,909,359
496,776	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	5,106,854
348,665	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	3,263,509
89,786	Northern Emerging Markets Equity Index Fund	958,911

TOTAL EQUITY MUTUAL FUNDS — 58.87% (Cost $28,224,473)		$28,176,730

Account Balance

FIXED INTEREST CONTRACT
2,632,603(b)	Great-West Life & Annuity Contract(a) 1.70%(c)	2,632,603

TOTAL FIXED INTEREST CONTRACT — 5.50% (Cost $2,632,603)		$2,632,603

TOTAL INVESTMENTS — 100.02% (Cost $47,451,823)		$47,870,116

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(7,904)

TOTAL NET ASSETS — 100.00%		$47,862,212

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION® LIFETIME 2020 PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
71,068	Maxim Bond Index Portfolio Initial Class(a)	$992,825

TOTAL BOND MUTUAL FUNDS — 35.70% (Cost $987,948)		$992,825

EQUITY MUTUAL FUNDS
46,842	Maxim International Index Portfolio Initial Class(a)	402,371
56,168	Maxim S&P 500® Index Portfolio Initial Class(a)	691,426
28,863	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	296,717
20,183	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	188,908
5,241	Northern Emerging Markets Equity Index Fund	55,972

TOTAL EQUITY MUTUAL FUNDS — 58.81% (Cost $1,671,514)		$1,635,394

Account Balance

FIXED INTEREST CONTRACT
153,250(b)	Great-West Life & Annuity Contract(a) 1.70%(c)	153,250

TOTAL FIXED INTEREST CONTRACT — 5.51% (Cost $153,250)		$153,250

TOTAL INVESTMENTS — 100.02% (Cost $2,812,712)		$2,781,469

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(442)

TOTAL NET ASSETS — 100.00%		$2,781,027

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION® LIFETIME 2025 PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
932,693	Maxim Bond Index Portfolio Initial Class(a)	$13,029,717

TOTAL BOND MUTUAL FUNDS — 31.29% (Cost $12,731,687)		$13,029,717

EQUITY MUTUAL FUNDS
790,294	Maxim International Index Portfolio Initial Class(a)	6,788,626
905,345	Maxim S&P 500® Index Portfolio Initial Class(a)	11,144,799
464,459	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	4,774,641
348,662	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	3,263,474
109,990	Northern Emerging Markets Equity Index Fund	1,174,696

TOTAL EQUITY MUTUAL FUNDS — 65.20% (Cost $27,558,251)		$27,146,236

Account Balance

FIXED INTEREST CONTRACT
1,468,944(b)	Great-West Life & Annuity Contract(a) 1.70%(c)	1,468,944

TOTAL FIXED INTEREST CONTRACT — 3.53% (Cost $1,468,944)		$1,468,944

TOTAL INVESTMENTS — 100.02% (Cost $41,758,882)		$41,644,897

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(6,648)

TOTAL NET ASSETS — 100.00%		$41,638,249

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION® LIFETIME 2030 PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
29,333	Maxim Bond Index Portfolio Initial Class(a)	$409,777

TOTAL BOND MUTUAL FUNDS — 21.99% (Cost $406,317)		$409,777

EQUITY MUTUAL FUNDS
42,777	Maxim International Index Portfolio Initial Class(a)	367,453
45,471	Maxim S&P 500® Index Portfolio Initial Class(a)	559,749
23,386	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	240,411
19,202	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	179,728
7,055	Northern Emerging Markets Equity Index Fund	75,344

TOTAL EQUITY MUTUAL FUNDS — 76.35% (Cost $1,406,165)		$1,422,685

Account Balance

FIXED INTEREST CONTRACT
31,250(b)	Great-West Life & Annuity Contract(a) 1.70%(c)	31,250

TOTAL FIXED INTEREST CONTRACT — 1.68% (Cost $31,250)		$31,250

TOTAL INVESTMENTS — 100.02% (Cost $1,843,732)		$1,863,712

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(296)

TOTAL NET ASSETS — 100.00%		$1,863,416

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION® LIFETIME 2035 PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
236,704	Maxim Bond Index Portfolio Initial Class(a)	$3,306,752

TOTAL BOND MUTUAL FUNDS — 14.43% (Cost $3,223,812)		$3,306,752

EQUITY MUTUAL FUNDS
599,535	Maxim International Index Portfolio Initial Class(a)	5,150,009
597,735	Maxim S&P 500® Index Portfolio Initial Class(a)	7,358,123
307,997	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	3,166,209
274,683	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	2,571,032
114,533	Northern Emerging Markets Equity Index Fund	1,223,210

TOTAL EQUITY MUTUAL FUNDS — 84.95% (Cost $19,854,444)		$19,468,583

Account Balance

FIXED INTEREST CONTRACT
147,249(b)	Great-West Life & Annuity Contract(a) 1.70%(c)	147,249

TOTAL FIXED INTEREST CONTRACT — 0.64% (Cost $147,249)		$147,249

TOTAL INVESTMENTS — 100.02% (Cost $23,225,505)		$22,922,584

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(3,726)

TOTAL NET ASSETS — 100.00%		$22,918,858

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION® LIFETIME 2040 PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
10,216	Maxim Bond Index Portfolio Initial Class(a)	$142,720

TOTAL BOND MUTUAL FUNDS — 10.40% (Cost $141,070)		$142,720

EQUITY MUTUAL FUNDS
38,518	Maxim International Index Portfolio Initial Class(a)	330,873
36,314	Maxim S&P 500® Index Portfolio Initial Class(a)	447,022
18,654	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	191,760
17,910	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	167,642
8,548	Northern Emerging Markets Equity Index Fund	91,291

TOTAL EQUITY MUTUAL FUNDS — 89.48% (Cost $1,185,996)		$1,228,588

Account Balance

FIXED INTEREST CONTRACT
1,919(b)	Great-West Life & Annuity Contract(a) 1.70%(c)	1,919

TOTAL FIXED INTEREST CONTRACT — 0.14% (Cost $1,919)		$1,919

TOTAL INVESTMENTS — 100.02% (Cost $1,328,985)		$1,373,227

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(220)

TOTAL NET ASSETS — 100.00%		$1,373,007

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2012.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION® LIFETIME 2045 PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
69,005	Maxim Bond Index Portfolio Initial Class(a)	$964,003

TOTAL BOND MUTUAL FUNDS — 8.73% (Cost $939,101)		$964,003

EQUITY MUTUAL FUNDS
322,216	Maxim International Index Portfolio Initial Class(a)	2,767,831
284,935	Maxim S&P 500® Index Portfolio Initial Class(a)	3,507,555
146,877	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	1,509,894
152,402	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	1,426,484
81,645	Northern Emerging Markets Equity Index Fund	871,971

TOTAL EQUITY MUTUAL FUNDS — 91.29% (Cost $10,323,043)		$10,083,735

TOTAL INVESTMENTS — 100.02% (Cost $11,262,144)		$11,047,738

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(1,673)

TOTAL NET ASSETS — 100.00%		$11,046,065

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION® LIFETIME 2050 PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,362	Maxim Bond Index Portfolio Initial Class(a)	$19,023

TOTAL BOND MUTUAL FUNDS — 8.21% (Cost $18,798)		$19,023

EQUITY MUTUAL FUNDS
6,853	Maxim International Index Portfolio Initial Class(a)	58,863
5,782	Maxim S&P 500® Index Portfolio Initial Class(a)	71,182
2,968	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	30,511
3,297	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	30,855
1,989	Northern Emerging Markets Equity Index Fund	21,247

TOTAL EQUITY MUTUAL FUNDS — 91.80% (Cost $211,045)		$212,658

TOTAL INVESTMENTS — 100.01% (Cost $229,843)		$231,681

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(33)

TOTAL NET ASSETS — 100.00%		$231,648

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION® LIFETIME 2055 PORTFOLIO

Schedule of Investments

As of June 29, 2012 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
6,360	Maxim Bond Index Portfolio Initial Class(a)	$88,853

TOTAL BOND MUTUAL FUNDS — 7.88% (Cost $88,067)		$88,853

EQUITY MUTUAL FUNDS
33,884	Maxim International Index Portfolio Initial Class(a)	291,061
26,941	Maxim S&P 500® Index Portfolio Initial Class(a)	331,642
13,873	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	142,613
16,575	Maxim S&P SmallCap 600® Index Portfolio Initial Class(a)	155,142
11,086	Northern Emerging Markets Equity Index Fund	118,406

TOTAL EQUITY MUTUAL FUNDS — 92.13% (Cost $1,042,172)		$1,038,864

TOTAL INVESTMENTS — 100.01% (Cost $1,130,239)		$1,127,717

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(167)

TOTAL NET ASSETS — 100.00%		$1,127,550

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

	Maxim SecureFoundation® Lifetime 2015 Portfolio	Maxim SecureFoundation® Lifetime 2020 Portfolio	Maxim SecureFoundation® Lifetime 2025 Portfolio

ASSETS:
Investments at market value, affiliated(a)	$46,911,205	$2,725,497	$40,470,201
Investments at market value, unaffiliated(b)	958,911	55,972	1,174,696
Subscriptions receivable	144,602	324,256	969,025
Receivable for investments sold	140,669	–	–

Total Assets	48,155,387	3,105,725	42,613,922

LIABILITIES:
Payable to investment adviser	4,473	250	3,781
Redemptions payable	280,828	–	5,309
Payable for investments purchased	4,442	324,255	963,716
Payable for distribution fees	3,432	193	2,867

Total Liabilities	293,175	324,698	975,673

NET ASSETS	$47,862,212	$2,781,027	$41,638,249

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$461,291	$27,172	$402,405
Paid-in capital in excess of par	47,266,442	2,752,161	41,493,418
Net unrealized appreciation (depreciation) on investments	418,293	(31,243)	(113,985)
(Overdistributed) net investment income	(2,129)	(130)	(2,344)
Accumulated net realized gain (loss) on investments	(281,685)	33,067	(141,245)

TOTAL NET ASSETS
Class G	$4,008,108	$528,806	$2,449,288

Class G1	$42,636,889	$1,978,421	$39,061,844

Class L	$1,217,215	$273,800	$127,117

CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	387,811	51,559	237,572
Class G1	4,097,431	193,409	3,773,009
Class L	127,667	26,749	13,472

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$10.34	$10.26	$10.31

Class G1	$10.41	$10.23	$10.35

Class L	$9.53	$10.24	$9.44

(a) Cost of investments, affiliated	$46,421,925	$2,752,729	$40,478,829
(b) Cost of investments, unaffiliated	$1,029,898	$59,983	$1,280,053

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

	Maxim SecureFoundation® Lifetime 2030 Portfolio	Maxim SecureFoundation® Lifetime 2035 Portfolio	Maxim SecureFoundation® Lifetime 2040 Portfolio

ASSETS:
Investments at market value, affiliated(a)	$1,788,368	$21,699,374	$1,281,936
Investments at market value, unaffiliated(b)	75,344	1,223,210	91,291
Subscriptions receivable	3,667	58,279	6,934

Total Assets	1,867,379	22,980,863	1,380,161

LIABILITIES:
Payable to investment adviser	170	2,112	124
Redemptions payable	–	704	–
Payable for investments purchased	3,668	57,575	6,934
Payable for distribution fees	125	1,614	96

Total Liabilities	3,963	62,005	7,154

NET ASSETS	$1,863,416	$22,918,858	$1,373,007

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$18,642	$224,302	$13,930
Paid-in capital in excess of par	1,819,704	23,081,951	1,310,745
Net unrealized appreciation (depreciation) on investments	19,980	(302,921)	44,242
(Overdistributed) net investment income	(141)	(1,737)	(111)
Accumulated net realized gain (loss) on investments	5,231	(82,737)	4,201

TOTAL NET ASSETS
Class G	$137,814	$1,197,720	$22,439

Class G1	$1,712,870	$21,679,668	$1,338,002

Class L	$12,732	$41,470	$12,566

CAPITAL STOCK:
Authorized
Class G	33,000,000	75,000,000	33,000,000
Class G1	33,000,000	75,000,000	33,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	13,759	117,581	2,266
Class G1	171,390	2,120,924	135,767
Class L	1,267	4,511	1,269

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$10.02	$10.19	$9.90

Class G1	$9.99	$10.22	$9.86

Class L	$10.05	$9.19	$9.90

(a) Cost of investments, affiliated	$1,765,540	$21,882,850	$1,236,907
(b) Cost of investments, unaffiliated	$78,192	$1,342,655	$92,078

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

As of June 29, 2012 (Unaudited)

	Maxim SecureFoundation® Lifetime 2045 Portfolio	Maxim SecureFoundation® Lifetime 2050 Portfolio	Maxim SecureFoundation® Lifetime 2055 Portfolio

ASSETS:
Investments at market value, affiliated(a)	$10,175,767	$210,434	$1,009,311
Investments at market value, unaffiliated(b)	871,971	21,247	118,406
Subscriptions receivable	32,570	6,140	2,013

Total Assets	11,080,308	237,821	1,129,730

LIABILITIES:
Payable to investment adviser	1,011	21	103
Redemptions payable	13,628	–	–
Payable for investments purchased	18,942	6,139	2,012
Payable for distribution fees	662	13	65

Total Liabilities	34,243	6,173	2,180

NET ASSETS	$11,046,065	$231,648	$1,127,550

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$108,499	$2,378	$11,213
Paid-in capital in excess of par	11,122,449	227,295	1,124,641
Net unrealized appreciation (depreciation) on investments	(214,406)	1,838	(2,522)
(Overdistributed) net investment income	(839)	(17)	(84)
Accumulated net realized gain (loss) on investments	30,362	154	(5,698)

TOTAL NET ASSETS
Class G	$2,054,395	$16,837	$207,107

Class G1	$8,979,148	$202,339	$908,001

Class L	$12,522	$12,472	$12,442

CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	202,007	1,723	20,546
Class G1	881,611	20,784	90,212
Class L	1,373	1,277	1,373

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$10.17	$9.77	$10.08

Class G1	$10.18	$9.74	$10.07

Class L	$9.12	$9.77	$9.06

(a) Cost of investments, affiliated	$10,295,552	$207,792	$1,006,540
(b) Cost of investments, unaffiliated	$966,592	$22,051	$123,699

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

	Maxim SecureFoundation® Lifetime 2015 Portfolio	Maxim SecureFoundation® Lifetime 2020 Portfolio	Maxim SecureFoundation® Lifetime 2025 Portfolio

INVESTMENT INCOME:
Interest, affiliated	$22,291	$968	$11,812
Dividends, affiliated	286,512	15,645	229,864

Total Income	308,803	16,613	241,676

EXPENSES:
Management fees	28,463	1,243	23,702
Distribution fees - Class G1	21,356	778	18,377
Distribution fees - Class L	1,123	340	167

Total Expenses	50,942	2,361	42,246

Less amount waived by distributor - Class G1	–	6	–
Less amount waived by distributor - Class L	16	16	16

Net Expenses	50,926	2,339	42,230

NET INVESTMENT INCOME	257,877	14,274	199,446

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	(35,066)	35,082	23,355
Net realized gain (loss) on investments, unaffiliated	(33,807)	496	(25,565)
Change in net unrealized appreciation (depreciation) on investments	2,080,143	(24,645)	1,661,636

Net Realized and Unrealized Gain on Investments	2,011,270	10,933	1,659,426

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,269,147	$25,207	$1,858,872

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

	Maxim SecureFoundation® Lifetime 2030 Portfolio	Maxim SecureFoundation® Lifetime 2035 Portfolio	Maxim SecureFoundation® Lifetime 2040 Portfolio

INVESTMENT INCOME:
Interest, affiliated	$221	$1,227	$14
Dividends, affiliated	9,004	101,185	5,365

Total Income	9,225	102,412	5,379

EXPENSES:
Management fees	923	13,352	692
Distribution fees - Class G1	670	10,469	559
Distribution fees - Class L	16	22	16

Total Expenses	1,609	23,843	1,267

Less amount waived by distributor - Class G1	6	–	6
Less amount waived by distributor - Class L	16	16	16

Net Expenses	1,587	23,827	1,245

NET INVESTMENT INCOME	7,638	78,585	4,134

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	1,971	(18,645)	(114)
Net realized loss on investments, unaffiliated	(174)	(17,261)	(176)
Change in net unrealized appreciation on investments	25,825	1,197,212	44,428

Net Realized and Unrealized Gain on Investments	27,622	1,161,306	44,138

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,260	$1,239,891	$48,272

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS

For the period ended June 29, 2012 (Unaudited)

	Maxim SecureFoundation® Lifetime 2045 Portfolio	Maxim SecureFoundation® Lifetime 2050 Portfolio	Maxim SecureFoundation® Lifetime 2055 Portfolio

INVESTMENT INCOME:
Dividends, affiliated	$42,335	$791	$3,883

Total Income	42,335	791	3,883

EXPENSES:
Management fees	6,399	93	450
Distribution fees - Class G1	4,317	64	287
Distribution fees - Class L	16	16	16

Total Expenses	10,732	173	753

Less amount waived by distributor - Class G1	–	6	7
Less amount waived by distributor - Class L	16	16	16

Net Expenses	10,716	151	730

NET INVESTMENT INCOME	31,619	640	3,153

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated	3,788	(149)	(1,586)
Net realized loss on investments, unaffiliated	(11,176)	(71)	(1,135)
Change in net unrealized appreciation on investments	586,816	4,805	36,847

Net Realized and Unrealized Gain on Investments	579,428	4,585	34,126

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$611,047	$5,225	$37,279

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim SecureFoundation® Lifetime 2015 Portfolio

OPERATIONS:
Net investment income	$257,877	$726,176
Net realized gain (loss) on investments, affiliated	(35,066)	1,424,158
Net realized gain (loss) on investments, unaffiliated	(33,807)	208,961
Capital gain distributions received, affiliated	–	195,860
Change in net unrealized appreciation (depreciation) on investments	2,080,143	(2,638,440)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,269,147	(83,285)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(23,722)	(152,137)
Class G1	(229,293)	(2,516,769)
Class L	(6,991)	(30,353)

From net investment income	(260,006)	(2,699,259)

From net realized gains
Class G	–	(21,371)
Class G1	–	(343,817)
Class L	–	(249)

From net realized gains	0	(365,437)

Total Distributions	(260,006)	(3,064,696)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	1,500,860	2,759,257
Class G1	4,390,692	40,189,785
Class L	782,386	436,638
Shares issued in reinvestment of distributions
Class G	23,722	173,507
Class G1	229,293	2,860,587
Class L	6,991	30,602
Shares redeemed
Class G	(436,401)	(833,462)
Class G1	(7,997,615)	(23,258,129)
Class L	(7,141)	(1,871)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,507,213)	22,356,914

Total Increase in Net Assets	501,928	19,208,933

NET ASSETS:
Beginning of period	47,360,284	28,151,351

End of period (a)	$47,862,212	$47,360,284

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	144,756	258,604
Class G1	419,907	3,743,461
Class L	81,310	43,202
Shares issued in reinvestment of distributions
Class G	2,346	17,408
Class G1	22,524	284,829
Class L	749	3,344
Shares redeemed
Class G	(42,665)	(78,433)
Class G1	(772,922)	(2,154,690)
Class L	(745)	(193)

Net Increase (Decrease)	(144,740)	2,117,532

(a) Including (overdistributed) net investment income:	$(2,129)	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

Maxim SecureFoundation® Lifetime 2020 Portfolio	2012 (Unaudited)	2011

OPERATIONS:
Net investment income	$14,274	$8,473
Net realized gain (loss) on investments, affiliated	35,082	(5,506)
Net realized gain (loss) on investments, unaffiliated	496	(330)
Capital gain distributions received, affiliated	–	3,560
Change in net unrealized depreciation on investments	(24,645)	(6,598)

Net Increase (Decrease) in Net Assets Resulting from Operations	25,207	(401)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(2,984)	(282)
Class G1	(10,254)	(5,657)
Class L	(1,166)	(2,754)

From net investment income	(14,404)	(8,693)

From net realized gains
Class G1	–	(10)
Class L	–	(5)

From net realized gains	0	(15)

Total Distributions	(14,404)	(8,708)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	705,953	184,374
Class G1	2,615,140	842,533
Class L	6	269,406
Shares issued in reinvestment of distributions
Class G	2,984	283
Class G1	10,254	5,667
Class L	1,166	2,758
Shares redeemed
Class G	(207,579)	(151,352)
Class G1	(1,219,271)	(274,300)
Class L	(7,617)	(1,072)

Net Increase in Net Assets Resulting from Capital Share Transactions	1,901,036	878,297

Total Increase in Net Assets	1,911,839	869,188

NET ASSETS:
Beginning of period	869,188	–

End of period (a)	$2,781,027	$869,188

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	68,276	18,811
Class G1	252,280	86,266
Class L	1	27,200
Shares issued in reinvestment of distributions
Class G	298	29
Class G1	1,024	578
Class L	116	281
Shares redeemed
Class G	(20,073)	(15,782)
Class G1	(118,181)	(28,558)
Class L	(741)	(108)

Net Increase	183,000	88,717

(a) Including (overdistributed) net investment income:	$(130)	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

Maxim SecureFoundation® Lifetime 2030 Portfolio	2012 (Unaudited)	2011

OPERATIONS:
Net investment income	$7,638	$8,722
Net realized gain on investments, affiliated	1,971	4
Net realized loss on investments, unaffiliated	(174)	(12)
Capital gain distributions received, affiliated	–	3,797
Change in net unrealized appreciation (depreciation) on investments	25,825	(5,846)

Net Increase in Net Assets Resulting from Operations	35,260	6,665

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(583)	(275)
Class G1	(7,140)	(8,677)
Class L	(56)	(108)

From net investment income	(7,779)	(9,060)

From net realized gains
Class G	–	(1)
Class G1	–	(17)

From net realized gains	0	(18)

Total Distributions	(7,779)	(9,078)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	199,664	30,189
Class G1	826,428	869,338
Class L	–	12,500
Shares issued in reinvestment of distributions
Class G	583	276
Class G1	7,140	8,694
Class L	56	108
Shares redeemed
Class G	(88,962)	(423)
Class G1	(27,218)	(25)

Net Increase in Net Assets Resulting from Capital Share Transactions	917,691	920,657

Total Increase in Net Assets	945,172	918,244

NET ASSETS:
Beginning of period	918,244	–

End of period (a)	$1,863,416	$918,244

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	19,948	3,081
Class G1	81,016	91,488
Class L	–	1,250
Shares issued in reinvestment of distributions
Class G	60	29
Class G1	735	914
Class L	6	11
Shares redeemed
Class G	(9,315)	(44)
Class G1	(2,760)	(3)

Net Increase	89,690	96,726

(a) Including (overdistributed) net investment income:	$(141)	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim SecureFoundation® Lifetime 2025 Portfolio

OPERATIONS:
Net investment income	$199,446	$544,150
Net realized gain on investments, affiliated	23,355	1,122,841
Net realized gain (loss) on investments, unaffiliated	(25,565)	198,139
Capital gain distributions received, affiliated	–	168,390
Change in net unrealized appreciation (depreciation) on investments	1,661,636	(2,732,326)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,858,872	(698,806)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(13,190)	(113,958)
Class G1	(187,991)	(2,010,304)
Class L	(609)	(9,256)

From net investment income	(201,790)	(2,133,518)

From net realized gains
Class G	–	(12,068)
Class G1	–	(199,475)
Class L	–	(15)

From net realized gains	0	(211,558)

Total Distributions	(201,790)	(2,345,076)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	457,246	1,232,733
Class G1	5,886,537	31,469,883
Class L	–	132,390
Shares issued in reinvestment of distributions
Class G	13,190	126,026
Class G1	187,991	2,209,780
Class L	609	9,270
Shares redeemed
Class G	(349,417)	(449,411)
Class G1	(2,727,340)	(13,460,851)
Class L	(11,278)	–

Net Increase in Net Assets Resulting from Capital Share Transactions	3,457,538	21,269,820

Total Increase in Net Assets	5,114,620	18,225,938

NET ASSETS:
Beginning of period	36,523,629	18,297,691

End of period (a)	$41,638,249	$36,523,629

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	44,102	117,368
Class G1	562,829	2,908,033
Class L	–	13,599
Shares issued in reinvestment of distributions
Class G	1,311	12,719
Class G1	18,613	222,231
Class L	66	1,027
Shares redeemed
Class G	(34,154)	(41,477)
Class G1	(266,351)	(1,243,276)
Class L	(1,220)	–

Net Increase	325,196	1,990,224

(a) Including (overdistributed) net investment income:	$(2,344)	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim SecureFoundation® Lifetime 2035 Portfolio

OPERATIONS:
Net investment income	$78,585	$286,721
Net realized gain (loss) on investments, affiliated	(18,645)	848,281
Net realized gain (loss) on investments, unaffiliated	(17,261)	158,227
Capital gain distributions received, affiliated	–	111,210
Change in net unrealized appreciation (depreciation) on investments	1,197,212	(2,184,018)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,239,891	(779,579)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(4,728)	(77,749)
Class G1	(75,397)	(1,351,690)
Class L	(197)	(1,008)

From net investment income	(80,322)	(1,430,447)

From net realized gains
Class G	–	(5,283)
Class G1	–	(87,760)
Class L	–	(5)

From net realized gains	0	(93,048)

Total Distributions	(80,322)	(1,523,495)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	104,791	272,074
Class G1	2,586,813	20,297,243
Class L	31,048	12,500
Shares issued in reinvestment of distributions
Class G	4,728	83,032
Class G1	75,397	1,439,449
Class L	197	1,013
Shares redeemed
Class G	(30,947)	(25,890)
Class G1	(1,791,444)	(8,452,755)
Class L	(2,794)	–

Net Increase in Net Assets Resulting from Capital Share Transactions	977,789	13,626,666

Total Increase in Net Assets	2,137,358	11,323,592

NET ASSETS:
Beginning of period	20,781,500	9,457,908

End of period (a)	$22,918,858	$20,781,500

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	10,236	25,786
Class G1	250,000	1,861,191
Class L	3,438	1,250
Shares issued in reinvestment of distributions
Class G	480	8,559
Class G1	7,616	147,843
Class L	22	115
Shares redeemed
Class G	(3,000)	(2,539)
Class G1	(175,007)	(765,889)
Class L	(314)	–

Net Increase	93,471	1,276,316

(a) Including (overdistributed) net investment income:	$(1,737)	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

Maxim SecureFoundation® Lifetime 2040 Portfolio	2012 (Unaudited)	2011

OPERATIONS:
Net investment income	$4,134	$10,565
Net realized gain (loss) on investments, affiliated	(114)	144
Net realized loss on investments, unaffiliated	(176)	(28)
Capital gain distributions received, affiliated	–	4,815
Change in net unrealized appreciation (depreciation) on investments	44,428	(186)

Net Increase in Net Assets Resulting from Operations	48,272	15,310

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(79)	(139)
Class G1	(4,123)	(10,705)
Class L	(43)	(139)

From net investment income	(4,245)	(10,983)

From net realized gains
Class G1	–	(22)

From net realized gains	0	(22)

Total Distributions	(4,245)	(11,005)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	14,539	12,766
Class G1	444,317	840,988
Class L	–	12,500
Shares issued in reinvestment of distributions
Class G	79	139
Class G1	4,123	10,727
Class L	43	139
Shares redeemed
Class G	(4,581)	(271)
Class G1	(10,817)	(16)

Net Increase in Net Assets Resulting from Capital Share Transactions	447,703	876,972

Total Increase in Net Assets	491,730	881,277

NET ASSETS:
Beginning of period	881,277	–

End of period (a)	$1,373,007	$881,277

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	1,445	1,280
Class G1	44,224	91,016
Class L	–	1,250
Shares issued in reinvestment of distributions
Class G	8	15
Class G1	433	1,151
Class L	4	15
Shares redeemed
Class G	(452)	(30)
Class G1	(1,055)	(2)

Net Increase	44,607	94,695

(a) Including (overdistributed) net investment income:	$(111)	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

Maxim SecureFoundation® Lifetime 2045 Portfolio	2012 (Unaudited)	2011

OPERATIONS:
Net investment income	$31,619	$136,536
Net realized gain on investments, affiliated	3,788	439,187
Net realized gain (loss) on investments, unaffiliated	(11,176)	115,502
Capital gain distributions received, affiliated	–	58,079
Change in net unrealized appreciation (depreciation) on investments	586,816	(1,178,549)

Net Increase (Decrease) in Net Assets Resulting from Operations	611,047	(429,245)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(6,786)	(130,540)
Class G1	(25,625)	(564,954)
Class L	(47)	(1,009)

From net investment income	(32,458)	(696,503)

From net realized gains
Class G	–	(9,469)
Class G1	–	(37,669)
Class L	–	(6)

From net realized gains	0	(47,144)

Total Distributions	(32,458)	(743,647)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	215,422	308,718
Class G1	1,221,902	8,521,422
Class L	–	12,500
Shares issued in reinvestment of distributions
Class G	6,786	140,009
Class G1	25,625	602,623
Class L	47	1,015
Shares redeemed
Class G	(60,721)	(89,475)
Class G1	(723,266)	(2,803,664)

Net Increase in Net Assets Resulting from Capital Share Transactions	685,795	6,693,148

Total Increase in Net Assets	1,264,384	5,520,256

NET ASSETS:
Beginning of period	9,781,681	4,261,425

End of period (a)	$11,046,065	$9,781,681

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	21,457	29,119
Class G1	119,067	777,266
Class L	–	1,250
Shares issued in reinvestment of distributions
Class G	691	14,481
Class G1	2,607	62,321
Class L	6	117
Shares redeemed
Class G	(6,016)	(7,955)
Class G1	(70,679)	(250,963)

Net Increase	67,133	625,636

(a) Including (overdistributed) net investment income:	$(839)	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim SecureFoundation® Lifetime 2050 Portfolio

OPERATIONS:
Net investment income	$640	$1,329
Net realized gain (loss) on investments, affiliated	(149)	256
Net realized loss on investments, unaffiliated	(71)	(26)
Capital gain distributions received, affiliated	–	582
Change in net unrealized appreciation (depreciation) on investments	4,805	(2,967)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,225	(826)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(51)	(204)
Class G1	(569)	(1,340)
Class L	(37)	(204)

From net investment income	(657)	(1,748)

From net realized gains
Class G	–	(2)
Class G1	–	(16)
Class L	–	(2)

From net realized gains	0	(20)

Total Distributions	(657)	(1,768)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	4,235	12,766
Class G1	125,130	73,917
Class L	–	12,500
Shares issued in reinvestment of distributions
Class G	51	206
Class G1	569	1,356
Class L	37	206
Shares redeemed
Class G	(5)	(273)
Class G1	(1,011)	(10)

Net Increase in Net Assets Resulting from Capital Share Transactions	129,006	100,668

Total Increase in Net Assets	133,574	98,074

NET ASSETS:
Beginning of period	98,074	–

End of period (a)	$231,648	$98,074

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	446	1,280
Class G1	12,713	7,967
Class L	–	1,250
Shares issued in reinvestment of distributions
Class G	5	22
Class G1	61	147
Class L	5	22
Shares redeemed
Class G	–	(30)
Class G1	(103)	(1)

Net Increase	13,127	10,657

(a) Including (overdistributed) net investment income:	$(17)	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 29, 2012 and fiscal year ended December 31, 2011

	2012 (Unaudited)	2011
Maxim SecureFoundation® Lifetime 2055 Portfolio

OPERATIONS:
Net investment income	$3,153	$6,446
Net realized gain (loss) on investments, affiliated	(1,586)	18,795
Net realized gain (loss) on investments, unaffiliated	(1,135)	5,223
Capital gain distributions received, affiliated	–	2,834
Change in net unrealized appreciation (depreciation) on investments	36,847	(55,428)

Net Increase (Decrease) in Net Assets Resulting from Operations	37,279	(22,130)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(627)	(3,400)
Class G1	(2,569)	(30,394)
Class L	(41)	(1,015)

From net investment income	(3,237)	(34,809)

From net realized gains
Class G	–	(47)
Class G1	–	(553)

From net realized gains	0	(600)

Total Distributions	(3,237)	(35,409)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	225,672	22,942
Class G1	499,601	470,738
Class L	–	12,500
Shares issued in reinvestment of distributions
Class G	627	3,447
Class G1	2,569	30,947
Class L	41	1,015
Shares redeemed
Class G	(60,246)	(828)
Class G1	(29,569)	(265,580)

Net Increase in Net Assets Resulting from Capital Share Transactions	638,695	275,181

Total Increase in Net Assets	672,737	217,642

NET ASSETS:
Beginning of period	454,813	237,171

End of period (a)	$1,127,550	$454,813

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	21,655	2,229
Class G1	50,897	43,010
Class L	–	1,250
Shares issued in reinvestment of distributions
Class G	64	360
Class G1	265	3,236
Class L	5	118
Shares redeemed
Class G	(5,784)	(81)
Class G1	(2,921)	(24,095)

Net Increase	64,181	26,027

(a) Including (overdistributed) net investment income:	$(84)	$0

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	(a)
Maxim SecureFoundation® Lifetime 2015 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$9.90		$10.61	$9.97	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.73	0.21	0.11
Capital gain distributions received	–		0.04	0.04	0.02
Net realized and unrealized gain (loss)	0.44		(0.71)	0.73	(0.05)

Total From Investment Operations	0.50		0.06	0.98	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.68)	(0.26)	(0.11)
From net realized gains	–		(0.09)	(0.08)	–

Total Distributions	(0.06)		(0.77)	(0.34)	(0.11)

NET ASSET VALUE, END OF PERIOD	$10.34		$9.90	$10.61	$9.97

TOTAL RETURN(b) (d)	5.08%	(c)	0.60%	10.03%	0.83%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$4,008		$2,805	$910	$13
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	1.28%	(f)	2.13%	5.18%	8.63%	(f)
Portfolio turnover rate(g)	15%	(c)	86%	96%	1%	(c)

(a)	Class G inception date was November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009	(a)
Maxim SecureFoundation® Lifetime 2015 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$9.97		$10.66	$9.97		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.66	0.20		0.11
Capital gain distributions received	–		0.04	0.04		0.02
Net realized and unrealized gain (loss)	0.44		(0.64)	0.73		(0.05)

Total From Investment Operations	0.50		0.06	0.97		0.08

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.66)	(0.20)		(0.11)
From net realized gains	–		(0.09)	(0.08)		–

Total distributions	(0.06)		(0.75)	(0.28)		(0.11)

NET ASSET VALUE, END OF PERIOD	$10.41		$9.97	$10.66		$9.97

TOTAL RETURN(b) (e)	4.99%	(d)	0.58%	9.87%	(c)	0.83%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$42,637		$44,131	$27,241		$13
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.12%	(g)
Ratio of net investment income to average net assets	1.07%	(g)	1.88%
Before waiver	N/A		N/A	3.88%		8.55%	(g)
After waiver	N/A		N/A	3.88%		8.63%	(g)
Portfolio turnover rate(h)	15%	(d)	86%	96%		1%	(d)

(a)	Class G1 inception date was November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2015 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.14		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.76
Capital gain distributions received	–		0.04
Net realized and unrealized gain (loss)	0.40		(0.89)

Total (Loss) From Investment Operations	0.45		(0.09)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.76)
From net realized gains	–		(0.01)

Total Distributions	(0.06)		(0.77)

NET ASSET VALUE, END OF PERIOD	$9.53		$9.14

TOTAL RETURN(b) (e)	4.88%	(c) (d)	(0.94%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,217		$424
Ratio of expenses to average net assets(f)
Before waiver	0.37%	(g)	0.37%	(g)
After waiver	0.37%	(g)	0.36%	(g)
Ratio of net investment income to average net assets
Before waiver	1.31%	(g)	2.21%	(g)
After waiver	1.32%	(g)	2.22%	(g)
Portfolio turnover rate(h)	15%	(c)	86%	(c)

(a)	Class L inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
Maxim SecureFoundation® Lifetime 2020 Portfolio - Class G	Period Ended June 29, 2012 (Unaudited)		2011	(a)

NET ASSET VALUE, BEGINNING OF PERIOD	$9.81		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.13
Capital gain distributions received	–		0.04
Net realized and unrealized gain (loss)	0.47		(0.23)

Total (Loss) From Investment Operations	0.51		(0.06)

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.13)
From net realized gains	–		–

Total Distributions	(0.06)		(0.13)

NET ASSET VALUE, END OF PERIOD	$10.26		$9.81

TOTAL RETURN(b) (d)	5.19%	(c)	(0.61%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$529		$30
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%	(f)
Ratio of net investment income to average net assets	1.73%	(f)	2.46%	(f)
Portfolio turnover rate(g)	72%	(c)	234%	(c)

(a)	Class G inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2020 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$9.80		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.15
Capital gain distributions received	–		0.04
Net realized and unrealized gain (loss)	0.43		(0.24)

Total (Loss) From Investment Operations	0.48		(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.15)
From net realized gains	–		–

Total distributions	(0.05)		(0.15)

NET ASSET VALUE, END OF PERIOD	$10.23		$9.80

TOTAL RETURN(b) (e)	4.93%	(d) (c)	(0.47%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,978		$571
Ratio of expenses to average net assets(f)
Before waiver	0.22%	(g)	0.22%	(g)
After waiver	0.22%	(g)	0.22%	(g)
Ratio of net investment income to average net assets
Before waiver	1.41%	(g)	5.08%	(g)
After waiver	1.41%	(g)	5.08%	(g)
Portfolio turnover rate(h)	72%	(d)	234%	(d)

(a)	Class G1 inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2020 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.80		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.15
Capital gain distributions received	–		0.04
Net realized and unrealized gain (loss)	0.44		(0.24)

Total (Loss) From Investment Operations	0.48		(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.15)
From net realized gains	–		–

Total Distributions	(0.04)		(0.15)

NET ASSET VALUE, END OF PERIOD	$10.24		$9.80

TOTAL RETURN(b) (e)	4.94%	(c) (d)	(0.47%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$274		$268
Ratio of expenses to average net assets(f)
Before waiver	0.37%	(g)	0.37%	(g)
After waiver	0.36%	(g)	0.17%	(g)
Ratio of net investment income to average net assets
Before waiver	0.89%	(g)	17.24%	(g)
After waiver	0.90%	(g)	17.43%	(g)
Portfolio turnover rate(h)	72%	(c)	234%	(c)

(a)	Class L inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	(a)
Maxim SecureFoundation® Lifetime 2025 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$9.84		$10.66	$9.99	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.65	0.24	0.13
Capital gain distributions received	–		0.04	0.03	0.01
Net realized and unrealized gain (loss)	0.47		(0.79)	0.74	(0.02)

Total (Loss) From Investment Operations	0.53		(0.10)	1.01	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.65)	(0.24)	(0.13)
From net realized gains	–		(0.07)	(0.10)	–

Total Distributions	(0.06)		(0.72)	(0.34)	(0.13)

NET ASSET VALUE, END OF PERIOD	$10.31		$9.84	$10.66	$9.99

TOTAL RETURN(b) (d)	5.36%	(c)	(0.96%)	10.31%	1.15%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$2,449		$2,227	$1,468	$13
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	1.07%	(f)	1.91%	3.20%	9.52%	(f)
Portfolio turnover rate(g)	11%	(c)	78%	90%	1%	(c)

(a)	Class G inception date was November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

	Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009	(a)
Maxim SecureFoundation® Lifetime 2025 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$9.88		$10.71	$9.99		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.64	0.20		0.13
Capital gain distributions received	–		0.05	0.03		0.01
Net realized and unrealized gain (loss)	0.47		(0.81)	0.79		(0.02)

Total (Loss) From Investment Operations	0.52		(0.12)	1.02		0.12

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.64)	(0.20)		(0.13)
From net realized gains	–		(0.07)	(0.10)		–

Total distributions	(0.05)		(0.71)	(0.30)		(0.13)

NET ASSET VALUE, END OF PERIOD	$10.35		$9.88	$10.71		$9.99

TOTAL RETURN(b) (e)	5.29%	(d)	(1.08%)	10.33%	(c)	1.15%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$39,062		$34,165	$16,829		$13
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.12%	(g)
Ratio of net investment income to average net assets	1.01%	(g)	1.91%
Before waiver	N/A		N/A	4.04%		9.43%	(g)
After waiver	N/A		N/A	4.04%		9.52%	(g)
Portfolio turnover rate(h)	11%	(d)	78%	90%		1%	(d)

(a)	Class G1 inception date was November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2025 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.01		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.72
Capital gain distributions received	–		0.04
Net realized and unrealized gain (loss)	0.44		(1.03)

Total (Loss) From Investment Operations	0.48		(0.27)

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.72)
From net realized gains	–		–

Total Distributions	(0.05)		(0.72)

NET ASSET VALUE, END OF PERIOD	$9.44		$9.01

TOTAL RETURN(b) (e)	5.29%	(c) (d)	(2.67%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$127		$132
Ratio of expenses to average net assets(f)
Before waiver	0.37%	(g)	0.37%	(g)
After waiver	0.34%	(g)	0.32%	(g)
Ratio of net investment income to average net assets
Before waiver	0.76%	(g)	2.47%	(g)
After waiver	0.79%	(g)	2.52%	(g)
Portfolio turnover rate(h)	11%	(c)	78%	(c)

(a)	Class L inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2030 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$9.51		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.12
Capital gain distributions received	–		0.05
Net realized and unrealized gain (loss)	0.50		(0.54)

Total (Loss) From Investment Operations	0.55		(0.37)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.12)
From net realized gains	–		–

Total Distributions	(0.04)		(0.12)

NET ASSET VALUE, END OF PERIOD	$10.02		$9.51

TOTAL RETURN(b) (d)	5.82%	(c)	(3.76%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$138		$29
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%	(f)
Ratio of net investment income to average net assets	0.78%	(f)	2.83%	(f)
Portfolio turnover rate(g)	10%	(c)	10%	(c)

(a)	Class G inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2030 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$9.49		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.13
Capital gain distributions received	–		0.04
Net realized and unrealized gain (loss)	0.50		(0.55)

Total (Loss) From Investment Operations	0.54		(0.38)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.13)
From net realized gains	–		–

Total distributions	(0.04)		(0.13)

NET ASSET VALUE, END OF PERIOD	$9.99		$9.49

TOTAL RETURN(b) (e)	5.72%	(d) (c)	(3.77%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,713		$877
Ratio of expenses to average net assets(f)
Before waiver	0.22%	(g)	0.22%	(g)
After waiver	0.22%	(g)	0.19%	(g)
Ratio of net investment income to average net assets
Before waiver	1.02%	(g)	7.80%	(g)
After waiver	1.02%	(g)	7.82%	(g)
Portfolio turnover rate(h)	10%	(d)	10%	(d)

(a)	Class G1 inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2030 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.54		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.09
Capital gain distributions received	–		0.05
Net realized and unrealized gain (loss)	0.51		(0.51)

Total (Loss) From Investment Operations	0.55		(0.37)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.09)
From net realized gains	–		–

Total Distributions	(0.04)		(0.09)

NET ASSET VALUE, END OF PERIOD	$10.05		$9.54

TOTAL RETURN(b) (e)	5.82%	(c) (d)	(3.75%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13		$12
Ratio of expenses to average net assets(f)
Before waiver	0.37%	(g)	0.37%	(g)
After waiver	0.12%	(g)	0.12%	(g)
Ratio of net investment income to average net assets
Before waiver	0.61%	(g)	1.56%	(g)
After waiver	0.87%	(g)	1.81%	(g)
Portfolio turnover rate(h)	10%	(c)	10%	(c)

(a)	Class L inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	(a)
Maxim SecureFoundation® Lifetime 2035 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$9.64		$10.80	$10.01	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.78	0.22	0.14
Capital gain distributions received	–		0.05	0.01	0.01
Net realized and unrealized gain (loss)	0.55		(1.16)	0.90	–

Total (Loss) From Investment Operations	0.59		(0.33)	1.13	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.77)	(0.23)	(0.14)
From net realized gains	–		(0.06)	(0.11)	–

Total Distributions	(0.04)		(0.83)	(0.34)	(0.14)

NET ASSET VALUE, END OF PERIOD	$10.19		$9.64	$10.80	$10.01

TOTAL RETURN(b) (d)	6.14%	(c)	(3.10%)	11.36%	1.51%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,198		$1,059	$843	$13
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	0.80%	(f)	1.73%	3.34%	10.78%	(f)
Portfolio turnover rate(g)	7%	(c)	89%	75%	1%	(c)

(a)	Class G inception date was November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009	(a)
Maxim SecureFoundation® Lifetime 2035 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$9.67		$10.83	$10.01		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.76	0.19		0.14
Capital gain distributions received	–		0.05	0.01		0.01
Net realized and unrealized gain (loss)	0.55		(1.15)	0.92		–

Total (Loss) From Investment Operations	0.59		(0.34)	1.12		0.15

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.76)	(0.19)		(0.14)
From net realized gains	–		(0.06)	(0.11)		–

Total distributions	(0.04)		(0.82)	(0.30)		(0.14)

NET ASSET VALUE, END OF PERIOD	$10.22		$9.67	$10.83		$10.01

TOTAL RETURN(b) (e)	6.07%	(d)	(3.14%)	11.32%	(c)	1.51%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$21,680		$19,711	$8,615		$13
Ratio of expenses to average net assets(f)	0.22%	(g)	0.22%
Before waiver	N/A		N/A	0.22%		0.22%	(g)
After waiver	N/A		N/A	0.22%		0.12%	(g)
Ratio of net investment income to average net assets	0.70%	(g)	1.76%
Before waiver	N/A		N/A	3.99%		10.70%	(g)
After waiver	N/A		N/A	3.99%		10.78%	(g)
Portfolio turnover rate(h)	7%	(d)	89%	75%		1%	(d)

(a)	Class G1 inception date was November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2035 Portfolio -Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$8.71		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.80
Capital gain distributions received	–		0.05
Net realized and unrealized gain (loss)	0.49		(1.34)

Total (Loss) From Investment Operations	0.52		(0.49)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.80)
From net realized gains	–		–

Total Distributions	(0.04)		(0.80)

NET ASSET VALUE, END OF PERIOD	$9.19		$8.71

TOTAL RETURN(b) (e)	6.03%	(c) (d)	(4.84%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$41		$12
Ratio of expenses to average net assets(f)
Before waiver	0.37%	(g)	0.36%	(g)
After waiver	0.19%	(g)	0.12%	(g)
Ratio of net investment income to average net assets
Before waiver	1.61%	(g)	1.50%	(g)
After waiver	1.80%	(g)	1.73%	(g)
Portfolio turnover rate(h)	7%	(c)	89%	(c)

(a)	Class L inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2040 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$9.35		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.11
Capital gain distributions received	–		0.06
Net realized and unrealized gain (loss)	0.55		(0.71)

Total (Loss) From Investment Operations	0.59		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.11)
From net realized gains	–		–

Total Distributions	(0.04)		(0.11)

NET ASSET VALUE, END OF PERIOD	$9.90		$9.35

TOTAL RETURN(b) (d)	6.27%	(c)	(5.40%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$22		$12
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%	(f)
Ratio of net investment income to average net assets	0.96%	(f)	1.69%	(f)
Portfolio turnover rate(g)	3%	(c)	9%	(c)

(a)	Class G inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2040 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$9.31		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.15
Capital gain distributions received	–		0.05
Net realized and unrealized gain (loss)	0.55		(0.74)

Total (Loss) From Investment Operations	0.58		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.15)
From net realized gains	–		–

Total distributions	(0.03)		(0.15)

NET ASSET VALUE, END OF PERIOD	$9.86		$9.31

TOTAL RETURN(b) (e)	6.25%	(d) (c)	(5.43%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$1,338		$858
Ratio of expenses to average net assets(f)
Before waiver	0.22%	(g)	0.22%	(g)
After waiver	0.22%	(g)	0.21%	(g)
Ratio of net investment income to average net assets
Before waiver	0.71%	(g)	6.06%	(g)
After waiver	0.71%	(g)	6.07%	(g)
Portfolio turnover rate(h)	3%	(d)	9%	(d)

(a)	Class G1 inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2040 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.35		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.11
Capital gain distributions received	–		0.06
Net realized and unrealized gain (loss)	0.55		(0.71)

Total (Loss) From Investment Operations	0.58		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.11)
From net realized gains	–		–

Total Distributions	(0.03)		(0.11)

NET ASSET VALUE, END OF PERIOD	$9.90		$9.35

TOTAL RETURN(b) (e)	6.25%	(c) (d)	(5.40%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13		$12
Ratio of expenses to average net assets(f)
Before waiver	0.37%	(g)	0.37%	(g)
After waiver	0.12%	(g)	0.12%	(g)
Ratio of net investment income to average net assets
Before waiver	0.43%	(g)	1.44%	(g)
After waiver	0.69%	(g)	1.69%	(g)
Portfolio turnover rate(h)	3%	(c)	9%	(c)

(a)	Class L inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	(a)
Maxim SecureFoundation® Lifetime 2045 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$9.60		$10.85	$10.01	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.77	0.21	0.15
Capital gain distributions received	–		0.06	0.01	–
Net realized and unrealized gain (loss)	0.57		(1.26)	0.92	0.01

Total (Loss) From Investment Operations	0.60		(0.43)	1.14	0.16

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.76)	(0.22)	(0.15)
From net realized gains	–		(0.06)	(0.08)	–

Total Distributions	(0.03)		(0.82)	(0.30)	(0.15)

NET ASSET VALUE, END OF PERIOD	$10.17		$9.60	$10.85	$10.01

TOTAL RETURN(b) (d)	6.30%	(c)	(3.96%)	11.41%	1.60%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$2,054		$1,784	$1,629	$13
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	0.67%	(f)	1.63%	3.37%	11.44%	(f)
Portfolio turnover rate(g)	6%	(c)	76%	64%	1%	(c)

(a)	Class G inception date was November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010		2009	(a)
Maxim SecureFoundation® Lifetime 2045 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$9.61		$10.88	$10.01		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.76	0.19		0.15
Capital gain distributions received	–		0.06	0.01		–
Net realized and unrealized gain (loss)	0.57		(1.27)	0.94		0.01

Total (Loss) From Investment Operations	0.60		(0.45)	1.14		0.16

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.76)	(0.19)		(0.15)
From net realized gains	–		(0.06)	(0.08)		–

Total distributions	(0.03)		(0.82)	(0.27)		(0.15)

NET ASSET VALUE, END OF PERIOD	$10.18		$9.61	$10.88		$10.01

TOTAL RETURN(b) (e)	6.24%	(d)	(4.11%)	11.43%	(c)	1.60%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$8,979		$7,986	$2,632		$13
Ratio of expenses to average net assets(f)	0.22%(g)		0.22%
Before waiver	N/A		N/A	0.22%		0.22%(g)
After waiver	N/A		N/A	0.22%		0.12%(g)
Ratio of net investment income to average net assets	0.57%	(g)	1.84%
Before waiver	N/A		N/A	4.10%		11.35%
After waiver	N/A		N/A	4.10%		11.44%	(g)
Portfolio turnover rate(h)	6%	(d)	76%	64%		1%	(d)

(a)	Class G1 inception date was November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2045 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$8.62		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.80
Capital gain distributions received	–		0.05
Net realized and unrealized gain (loss)	0.50		(1.42)

Total (Loss) From Investment Operations	0.53		(0.57)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.80)
From net realized gains	–		(0.01)

Total Distributions	(0.03)		(0.81)

NET ASSET VALUE, END OF PERIOD	$9.12		$8.62

TOTAL RETURN(b) (e)	6.21%	(c) (d)	(5.73%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$13		$12
Ratio of expenses to average net assets(f)
Before waiver	0.37%	(g)	0.37%	(g)
After waiver	0.12%	(g)	0.12%	(g)
Ratio of net investment income to average net assets
Before waiver	0.40%	(g)	1.43%	(g)
After waiver	0.66%	(g)	1.68%	(g)
Portfolio turnover rate(h)	6%	(c)	76%	(c)

(a)	Class L inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2050 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$9.23		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.16
Capital gain distributions received	–		0.06
Net realized and unrealized gain (loss)	0.54		(0.83)

Total (Loss) From Investment Operations	0.57		(0.61)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.16)
From net realized gains	–		–

Total Distributions	(0.03)		(0.16)

NET ASSET VALUE, END OF PERIOD	$9.77		$9.23

TOTAL RETURN(b) (d)	6.18%	(c)	(6.07%)	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$17		$12
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%	(f)
Ratio of net investment income to average net assets	0.68%	(f)	1.67%	(f)
Portfolio turnover rate(g)	2%	(c)	25%	(c)

(a)	Class G inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2050 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$9.19		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.19
Capital gain distributions received	–		0.05
Net realized and unrealized gain (loss)	0.55		(0.86)

Total (Loss) From Investment Operations	0.58		(0.62)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.19)
From net realized gains	–		–

Total distributions	(0.03)		(0.19)

NET ASSET VALUE, END OF PERIOD	$9.74		$9.19

TOTAL RETURN(b) (e)	6.30%	(d) (c)	(6.19%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$202		$75
Ratio of expenses to average net assets(f)
Before waiver	0.22%	(g)	0.22%	(g)
After waiver	0.21%	(g)	0.18%	(g)
Ratio of net investment income to average net assets
Before waiver	0.85%	(g)	4.16%	(g)
After waiver	0.85%	(g)	4.21%	(g)
Portfolio turnover rate(h)	2%	(d)	25%	(d)

(a)	Class G1 inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2050 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$9.23		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.16
Capital gain distributions received	–		0.06
Net realized and unrealized gain (loss)	0.54		(0.83)

Total (Loss) From Investment Operations	0.57		(0.61)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.16)
From net realized gains	–		–

Total Distributions	(0.03)		(0.16)

NET ASSET VALUE, END OF PERIOD	$9.77		$9.23

TOTAL RETURN(b) (e)	6.17%	(c) (d)	(6.07%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$12		$12
Ratio of expenses to average net assets(f)
Before waiver	0.37%	(g)	0.37%	(g)
After waiver	0.12%	(g)	0.12%	(g)
Ratio of net investment income to average net assets
Before waiver	0.38%	(g)	1.42%	(g)
After waiver	0.64%	(g)	1.67%	(g)
Portfolio turnover rate(h)	2%	(c)	25%	(c)

(a)	Class L inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	2010	2009	(a)
Maxim SecureFoundation® Lifetime 2055 Portfolio - Class G

NET ASSET VALUE, BEGINNING OF PERIOD	$9.52		$10.83	$9.99	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.80	0.20	0.16
Capital gain distributions received	–		0.06	0.01	–
Net realized and unrealized gain (loss)	0.56		(1.33)	0.90	(0.01)

Total (Loss) From Investment Operations	0.59		(0.47)	1.11	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.82)	(0.18)	(0.16)
From net realized gains	–		(0.02)	(0.09)	–

Total Distributions	(0.03)		(0.84)	(0.27)	(0.16)

NET ASSET VALUE, END OF PERIOD	$10.08		$9.52	$10.83	$9.99

TOTAL RETURN(b) (d)	6.21%	(c)	(4.42%)	11.22%	1.48%	(c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$207		$44	$23	$13
Ratio of expenses to average net assets(e)	0.12%	(f)	0.12%	0.12%	0.12%	(f)
Ratio of net investment income to average net assets	0.83%	(f)	2.13%	2.53%	12.02%	(f)
Portfolio turnover rate(g)	11%	(c)	121%	65%	1%	(c)

(a)	Class G inception date was November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(e)	Does not include expenses of the underlying investments in which the Portfolio invests.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Years Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011		2010		2009	(a)
Maxim SecureFoundation® Lifetime 2055 Portfolio - Class G1

NET ASSET VALUE, BEGINNING OF PERIOD	$9.51		$10.82		$9.99		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.80		0.20		0.16
Capital gain distributions received	–		0.06		0.01		–
Net realized and unrealized gain (loss)	0.56		(1.35)		0.91		(0.01)

Total (Loss) From Investment Operations	0.59		(0.49)		1.12		0.15

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.80)		(0.20)		(0.16)
From net realized gains	–		(0.02)		(0.09)		–

Total distributions	(0.03)		(0.82)		(0.29)		(0.16)

NET ASSET VALUE, END OF PERIOD	$10.07		$9.51		$10.82		$9.99

TOTAL RETURN(b) (e)	6.20%	(d) (c)	(4.59%)	(c)	11.25%	(c)	1.48%	(d) (c)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$908		$399		$214		$13
Ratio of expenses to average net assets(f)
Before waiver	0.22%	(g)	0.22%		0.22%		0.22%	(g)
After waiver	0.22%	(g)	0.22%		0.20%		0.12%	(g)
Ratio of net investment income to average net assets
Before waiver	0.85%	(g)	1.76%		4.68%		11.93%	(g)
After waiver	0.85%	(g)	1.76%		4.70%		12.02%	(g)
Portfolio turnover rate(h)	11%	(d)	121%		65%		1%	(d)

(a)	Class G1 inception date was November 13, 2009.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the Portfolio throughout the periods indicated.

			Period Ended December 31,
	Period Ended June 29, 2012 (Unaudited)		2011	(a)
Maxim SecureFoundation® Lifetime 2055 Portfolio - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$8.56		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.81
Capital gain distributions received	–		0.05
Net realized and unrealized gain (loss)	0.50		(1.49)

Total (Loss) From Investment Operations	0.53		(0.63)

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.81)
From net realized gains	–		–

Total Distributions	(0.03)		(0.81)

NET ASSET VALUE, END OF PERIOD	$9.06		$8.56

TOTAL RETURN(b) (e)	6.20%	(c) (d)	(6.33%)	(c) (d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$12		$12
Ratio of expenses to average net assets(f)
Before waiver	0.37%	(g)	0.37%	(g)
After waiver	0.12%	(g)	0.12%	(g)
Ratio of net investment income to average net assets
Before waiver	0.35%	(g)	1.42%	(g)
After waiver	0.61%	(g)	1.67%	(g)
Portfolio turnover rate(h)	11%	(c)	121%	(c)

(a)	Class L inception date was January 31, 2011.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guarantee. If the fee was included, returns would be lower.
(f)	Does not include expenses of the underlying investments in which the Portfolio invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Portfolio level.

See notes to financial statements.

Semi-Annual Report - June 29, 2012

MAXIM SERIES FUND, INC.

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim SecureFoundation® Lifetime 2015, the Maxim SecureFoundation® Lifetime 2020, the Maxim SecureFoundation® Lifetime 2025, the Maxim SecureFoundation® Lifetime 2030, the Maxim SecureFoundation® Lifetime 2035, the Maxim SecureFoundation® Lifetime 2040, the Maxim SecureFoundation® Lifetime 2045, the Maxim SecureFoundation® Lifetime 2050, and the Maxim SecureFoundation® Lifetime 2055 Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation and income consistent with its current allocation. Over time until the date noted in the name of the Portfolio (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Portfolio reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

Each of the Portfolios offer three share classes, referred to as Class G, Class G1, and Class L shares. All shares of each Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Portfolios can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee currently has an annual fee in addition to the fees and expenses of the applicable Portfolio. The redemption or exchange of all shares of a Portfolio attributable to an account automatically cancels the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the Adviser of the Portfolios or the Portfolios themselves, therefore the Guarantee does not guarantee the investment performance of the Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of each Portfolio’s shares is determined by dividing the net assets attributable to each class of shares of each Portfolio by the number of issued and outstanding shares of each class of each Portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of June 29, 2012, the inputs used to value each Portfolio’s investments are detailed in the following table. The Portfolios recognize transfers between levels as of the beginning of the reporting period.

Maxim SecureFoundation® Lifetime 2015 Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$17,060,783	$—	$—	$17,060,783
Equity Mutual Funds	28,176,730	—	—	28,176,730
Fixed Interest Contract	—	—	2,632,603	2,632,603

Total Investments	$45,237,513	$0	$2,632,603	$47,870,116

Maxim SecureFoundation® Lifetime 2020 Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$992,825	$—	$—	$992,825
Equity Mutual Funds	1,635,394	—	—	1,635,394
Fixed Interest Contract	—	—	153,250	153,250

Total Investments(a)	$2,628,219	$0	$153,250	$2,781,469

Maxim SecureFoundation® Lifetime 2025 Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$13,029,717	$—	$—	$13,029,717
Equity Mutual Funds	27,146,236	—	—	27,146,236
Fixed Interest Contract	—	—	1,468,944	1,468,944

Total Investments	$40,175,953	$0	$1,468,944	$41,644,897

Maxim SecureFoundation® Lifetime 2030 Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$409,777	$—	$—	$409,777
Equity Mutual Funds	1,422,685	—	—	1,422,685
Fixed Interest Contract	—	—	31,250	31,250

Total Investments	$1,832,462	$0	$31,250	$1,863,712

Maxim SecureFoundation® Lifetime 2035 Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$3,306,752	$—	$—	$3,306,752
Equity Mutual Funds	19,468,583	—	—	19,468,583
Fixed Interest Contract	—	—	147,249	147,249

Total Investments	$22,775,335	$0	$147,249	$22,922,584

Maxim SecureFoundation® Lifetime 2040 Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Equity Mutual Funds	$142,720	$—	$—	$142,720
Bond Mutual Funds	1,228,588	—	—	1,228,588
Fixed Interest Contract	—	—	1,919	1,919

Total Investments	$1,371,308	$0	$1,919	$1,373,227

Maxim SecureFoundation® Lifetime 2045 Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$964,003	$—	$—	$964,003
Equity Mutual Funds	10,083,735	—	—	10,083,735

Total Investments	$11,047,738	$0	$0	$11,047,738

Maxim SecureFoundation® Lifetime 2050 Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$19,023	$—	$—	$19,023
Equity Mutual Funds	212,658	—	—	212,658

Total Investments	$231,681	$0	$0	$231,681

Maxim SecureFoundation® Lifetime 2055 Portfolio

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$88,853	$—	$—	$88,853
Equity Mutual Funds	1,038,864	—	—	1,038,864

Total Investments	$1,127,717	$0	$0	$1,127,717

The following is a reconciliation of change in Level 3 assets during the period ended June 29, 2012:

	Maxim SecureFoundation® Lifetime 2015 Portfolio	Maxim SecureFoundation® Lifetime 2020 Portfolio	Maxim SecureFoundation® Lifetime 2025 Portfolio

Beginning Balance, January 1, 2012	$2,618,730	$48,037	$1,291,044
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest	22,291	968	11,812
Purchases	456,639	184,745	351,351
Sales	(465,057)	(80,500)	(185,263)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, June 29, 2012	$2,632,603	$153,250	$1,468,944

	Maxim SecureFoundation® Lifetime 2030 Portfolio	Maxim SecureFoundation® Lifetime 2035 Portfolio	Maxim SecureFoundation® Lifetime 2040 Portfolio
Beginning Balance, January 1, 2012	$15,220	$135,140	$1,235
Total realized gains (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest	221	1,227	14
Purchases	18,846	30,666	793
Sales	(3,037)	(19,784)	(123)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance, June 29, 2012	$31,250	$147,249	$1,919

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Portfolios consider the credit risk input to be an unobservable input. As of June 29, 2012, the input to the internal model related to credit risk was not significant to the fair value measurement. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success of each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in underlying funds that primarily invest in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities. The prices of mortgage-backed and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets.

The underlying funds of the Portfolios may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each Portfolio’s policy complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Each Portfolio intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed net investment income and capital gains. Therefore, no federal income taxes or excise tax provision is required.

The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Each Portfolio files U.S. Federal and State tax returns. The statute of limitations on the Portfolios U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2011 for the Maxim SecureFoundation® 2015, 2025, 2035, 2045, and 2055 Portfolios and 2011 for the Maxim SecureFoundation® 2020, 2030, 2040, and 2050 Portfolios. The statute of limitations on each Portfolio’s State tax returns may remain open for an additional year depending on the jurisdiction.

Application of Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Portfolios adopted ASU No. 2011-04 for their fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the financial position of the Portfolios or the results of their operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company. As compensation for its services to the Fund, the Adviser receives monthly compensation at the annual rate of

0.12% of the average daily net assets of each Portfolio. The Portfolios will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc. (the Distributer), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. The Portfolios have entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Portfolios. The amount waived, if any, is reflected in the Statement of Operations.

The Portfolios have entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Portfolios. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-three portfolios for which they serve as Directors was $130,500 for the period ended June 29, 2012. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, the Adviser and the Fund permitting the affiliated applicants to purchase the GWL&A Contract. Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation. There were no deviations from the terms and conditions of the Exemptive Order as of the period ended June 29, 2012.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Portfolios with no more than 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Portfolios to the GWL&A Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with the Adviser & GWL&A. The following tables are a summary of the transactions for each underlying investment during the period ended June 29, 2012, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Maxim SecureFoundation® Lifetime 2015 Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012
Great-West Life & Annuity Contract	2,632,603	$2,618,730	$456,639	$465,057	$—	$22,291	$2,632,603
Maxim Bond Index Portfolio Initial Class	1,221,244	16,977,571	3,145,147	3,150,736	95,558	182,131	17,060,783
Maxim International Index Portfolio Initial Class	807,695	6,853,135	1,092,957	1,408,335	(181,594)	—	6,938,097
Maxim S&P 500® Index Portfolio Initial Class	967,454	11,743,065	1,208,011	1,911,842	106,664	74,059	11,909,359
Maxim S&P MidCap 400® Index Portfolio Initial Class	496,776	5,032,354	636,405	996,194	(75,935)	15,677	5,106,854
Maxim S&P SmallCap 600® Index Portfolio Initial Class	348,665	3,192,085	469,272	606,286	20,241	14,645	3,263,509

					$(35,066)	$308,803	$46,911,205

Maxim SecureFoundation® Lifetime 2020 Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012
Great-West Life & Annuity Contract	153,250	$48,037	$184,745	$80,500	$—	$968	$153,250
Maxim Bond Index Portfolio Initial Class	71,068	312,656	1,198,731	523,948	274	9,798	992,825
Maxim International Index Portfolio Initial Class	46,842	125,516	502,378	211,577	2,143	—	402,371
Maxim S&P 500® Index Portfolio Initial Class	56,168	215,330	816,962	337,142	21,601	4,148	691,426
Maxim S&P MidCap 400® Index Portfolio Initial Class	28,863	92,123	360,088	146,727	8,451	879	296,717
Maxim S&P SmallCap 600® Index Portfolio Initial Class	20,183	58,143	229,130	98,105	2,613	820	188,908

					$35,082	$16,613	$2,725,497

Maxim SecureFoundation® Lifetime 2025 Portfolio
Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012
Great-West Life & Annuity Contract	1,468,944	$1,291,044	$351,351	$185,263	$—	$11,812	$1,468,944
Maxim Bond Index Portfolio Initial Class	932,693	11,466,201	3,286,332	1,801,732	59,272	133,233	13,029,717
Maxim International Index Portfolio Initial Class	790,294	5,985,241	1,266,996	726,199	(94,610)	—	6,788,626
Maxim S&P 500® Index Portfolio Initial Class	905,345	9,745,270	1,403,413	766,628	60,718	68,026	11,144,799
Maxim S&P MidCap 400® Index Portfolio Initial Class	464,459	4,174,353	649,357	363,137	(25,672)	14,249	4,774,641
Maxim S&P SmallCap 600® Index Portfolio Initial Class	348,662	2,838,353	436,537	187,830	23,647	14,356	3,263,474

					$23,355	$241,676	$40,470,201

Maxim SecureFoundation® Lifetime 2030 Portfolio

Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012
Great-West Life & Annuity Contract	31,250	$15,220	$18,846	$3,037	$—	$221	$31,250
Maxim Bond Index Portfolio Initial Class	29,333	201,383	249,509	44,236	980	4,098	409,777
Maxim International Index Portfolio Initial Class	42,777	182,562	220,722	33,469	(2,822)	—	367,453
Maxim S&P 500® Index Portfolio Initial Class	45,471	275,196	301,530	36,328	2,430	3,402	559,749
Maxim S&P MidCap 400® Index Portfolio Initial Class	23,386	117,615	133,329	14,075	582	718	240,411
Maxim S&P SmallCap 600® Index Portfolio Initial Class	19,202	89,841	99,421	13,203	801	786	179,728

					$1,971	$9,225	$1,788,368

Maxim SecureFoundation® Lifetime 2035 Portfolio

Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012
Great-West Life & Annuity Contract	147,249	$135,140	$30,666	$19,784	$—	$1,227	$147,249
Maxim Bond Index Portfolio Initial Class	236,704	3,037,908	679,579	424,882	20,990	35,018	3,306,752
Maxim International Index Portfolio Initial Class	599,535	4,663,927	692,571	396,551	(49,363)	—	5,150,009
Maxim S&P 500® Index Portfolio Initial Class	597,735	6,673,692	429,514	295,807	18,499	45,336	7,358,123
Maxim S&P MidCap 400® Index Portfolio Initial Class	307,997	2,858,968	266,424	174,831	(12,207)	9,516	3,166,209
Maxim S&P SmallCap 600® Index Portfolio Initial Class	274,683	2,303,968	258,070	153,265	3,436	11,315	2,571,032

					$(18,645)	$102,412	$21,699,374

Maxim SecureFoundation® Lifetime 2040 Portfolio

Affiliate	Shares Held/Account Balance	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Market Value 6/29/2012
Great-West Life & Annuity Contract	1,919	$1,235	$793	$123	$—	$14	$1,919
Maxim Bond Index Portfolio Initial Class	10,216	91,993	60,251	10,672	167	1,385	142,720
Maxim International Index Portfolio Initial Class	38,518	213,245	123,937	10,300	(980)	—	330,873
Maxim S&P 500® Index Portfolio Initial Class	36,314	286,552	143,120	6,688	507	2,683	447,022
Maxim S&P MidCap 400® Index Portfolio Initial Class	18,654	122,844	63,615	2,062	(90)	568	191,760
Maxim S&P SmallCap 600® Index Portfolio Initial Class	17,910	106,647	56,631	2,455	282	729	167,642

					$(114)	$5,379	$1,281,936

Maxim SecureFoundation® Lifetime 2045 Portfolio
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 6/29/2012
Maxim Bond Index Portfolio Initial Class	69,005	$865,318	$231,832	$136,694	$6,625	$10,122	$964,003
Maxim International Index Portfolio Initial Class	322,216	2,438,072	404,407	172,409	(21,173)	—	2,767,831
Maxim S&P 500® Index Portfolio Initial Class	284,935	3,115,474	281,175	146,458	13,693	21,453	3,507,555
Maxim S&P MidCap 400® Index Portfolio Initial Class	146,877	1,335,203	139,945	65,943	(3,824)	4,514	1,509,894
Maxim S&P SmallCap 600® Index Portfolio Initial Class	152,402	1,255,702	144,858	57,186	8,467	6,246	1,426,484

					$3,788	$42,335	$10,175,767

Maxim SecureFoundation® Lifetime 2050 Portfolio
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 6/29/2012
Maxim Bond Index Portfolio Initial Class	1,362	$8,110	$11,170	$373	$18	$158	$19,023
Maxim International Index Portfolio Initial Class	6,853	24,982	35,114	1,613	(183)	—	58,863
Maxim S&P 500® Index Portfolio Initial Class	5,782	30,116	38,934	567	36	414	71,182
Maxim S&P MidCap 400® Index Portfolio Initial Class	2,968	12,903	17,265	347	(22)	88	30,511
Maxim S&P SmallCap 600® Index Portfolio Initial Class	3,297	12,952	17,214	224	2	131	30,855

					$(149)	$791	$210,434

Maxim SecureFoundation® Lifetime 2055 Portfolio
Affiliate	Shares Held	Market Value 12/31/2011	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Market Value 6/29/2012
Maxim Bond Index Portfolio Initial Class	6,360	$36,382	$62,818	$10,410	$500	$774	$88,853
Maxim International Index Portfolio Initial Class	33,884	116,981	190,906	24,354	(2,605)	—	291,061
Maxim S&P 500® Index Portfolio Initial Class	26,941	134,172	204,071	22,197	743	2,008	331,642
Maxim S&P MidCap 400® Index Portfolio Initial Class	13,873	57,468	90,873	10,992	(490)	425	142,613
Maxim S&P SmallCap 600® Index Portfolio Initial Class	16,575	62,125	98,362	11,130	266	676	155,142

					$(1,586)	$3,883	$1,009,311

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 29, 2012, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Maxim SecureFoundation® Lifetime 2015 Portfolio	$7,180,176	$8,711,968
Maxim SecureFoundation® Lifetime 2020 Portfolio	3,362,120	1,461,852
Maxim SecureFoundation® Lifetime 2025 Portfolio	7,660,750	4,216,992
Maxim SecureFoundation® Lifetime 2030 Portfolio	1,070,955	153,439
Maxim SecureFoundation® Lifetime 2035 Portfolio	2,536,563	1,561,439
Maxim SecureFoundation® Lifetime 2040 Portfolio	483,830	36,183
Maxim SecureFoundation® Lifetime 2045 Portfolio	1,344,959	659,916
Maxim SecureFoundation® Lifetime 2050 Portfolio	132,470	3,463
Maxim SecureFoundation® Lifetime 2055 Portfolio	726,964	88,261

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 29, 2012 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)
Maxim SecureFoundation® Lifetime 2015 Portfolio	$48,892,110	$1,131,944	$ (2,153,938)	$ (1,021,994)
Maxim SecureFoundation® Lifetime 2020 Portfolio	2,845,145	4,079	(67,755)	(63,676)
Maxim SecureFoundation® Lifetime 2025 Portfolio	42,657,019	910,932	(1,923,054)	(1,012,122)
Maxim SecureFoundation® Lifetime 2030 Portfolio	1,851,522	43,805	(31,615)	12,190
Maxim SecureFoundation® Lifetime 2035 Portfolio	23,683,955	555,206	(1,316,577)	(761,371)
Maxim SecureFoundation® Lifetime 2040 Portfolio	1,332,680	59,271	(18,724)	40,547
Maxim SecureFoundation® Lifetime 2045 Portfolio	11,379,544	292,224	(624,030)	(331,806)
Maxim SecureFoundation® Lifetime 2050 Portfolio	230,809	6,590	(5,718)	872
Maxim SecureFoundation® Lifetime 2055 Portfolio	1,149,567	26,776	(48,626)	(21,850)

5. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the “Board”) of the Fund, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 11, 2012 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Maxim SecureFoundation Lifetime 2015 Portfolio, Maxim SecureFoundation Lifetime 2020 Portfolio, Maxim

SecureFoundation Lifetime 2025 Portfolio Maxim SecureFoundation Lifetime 2030 Portfolio, Maxim SecureFoundation Lifetime 2035 Portfolio, Maxim SecureFoundation Lifetime 2040 Portfolio, Maxim SecureFoundation Lifetime 2045 Portfolio, Maxim SecureFoundation Lifetime 2050 Portfolio and Maxim SecureFoundation Lifetime 2055 Portfolio (collectively, the “Portfolios”) in accordance with their investment objectives, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

On March 22, 2012, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM in connection with the proposed continuation of the Advisory Agreement. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM. Among other things, the Board considered MCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as MCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of MCM at regular Board meetings held throughout the year to discuss Portfolio management strategies and performance. Additionally, the quality of MCM’s communications with the Board, as well as the MCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM.

Investment Performance

The Board considered the investment performance of the Portfolios. The Board reviewed performance information for the Class G Shares of the Portfolios as compared against various benchmarks and the performance of similar funds. This information included, to the extent applicable, returns for the fourth quarter, annualized one-year and since inception (November 2009) periods ended December 31, 2011, calendar year returns for the two-year period ended December 31, 2011, and risk-adjusted performance measures. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM, based on funds of similar size and asset class from within each Portfolio’s Morningstar category. In evaluating the performance of the Portfolios, the Board noted how the Portfolios performed relative to the returns of the applicable benchmarks and peer groups.

With respect to the Maxim SecureFoundation Lifetime Portfolio, Maxim SecureFoundation Lifetime 2025 Portfolio, Maxim SecureFoundation Lifetime 2035 Portfolio and Maxim SecureFoundation Lifetime 2045 Portfolio, the Board noted that the Portfolios outperformed their benchmark for the one-year period. With respect to the Maxim SecureFoundation Lifetime 2020 Portfolio, Maxim SecureFoundation Lifetime 2030 Portfolio, Maxim SecureFoundation Lifetime 2040 Portfolio and Maxim SecureFoundation Lifetime 2050 Portfolio, the Board noted that the Portfolios outperformed their benchmark for the fourth quarter ended December 31, 2011. With respect to the Maxim SecureFoundation Lifetime 2055 Portfolio, the Board noted that the Portfolio trailed its benchmark for the one-year period. The Board considered the relatively new inception of the Portfolios and determined that it was satisfied with the investment performance of the Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM from its relationship with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios. In evaluating the management fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category. The Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolios.

Based on the information provided, the Board considered that the Portfolios’ management fees were within the range of fees paid by similar funds but were at the higher end of such range. The Board also noted that the total annual operating expense ratios of the Portfolios were generally comparable to or lower than the annual expense ratios of similar funds. The Board further noted that the Portfolios’ expense ratios were lower than the median expense ratio for the applicable Morningstar fund category.

The Board also considered the overall financial soundness of MCM and the profits estimated to have been realized by MCM and its affiliates. The Board requested and reviewed the financial statements and profitability information from MCM. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Portfolios, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM from its relationship with the Portfolios as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Portfolios by an affiliate of MCM. The Board took into account the fact that the Portfolios are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with MCM and as a funding vehicle under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which MCM’s parent company, Great-West Life & Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management fees were reasonable, taking into account any ancillary benefits derived by MCM.

ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 28, 2012

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer and Treasurer

Date:	August 28, 2012